UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-0560

John Hancock Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Sovereign Investors Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2011

Sovereign Investors Fund
As of 7-31-11 (Unaudited)

	Shares	Value

Common Stocks 97.49%		$561,738,909

(Cost $417,733,764)

Consumer Discretionary 7.72%		44,505,860

Hotels, Restaurants & Leisure 2.45%
McDonald's Corp.	163,000	14,096,240

Leisure Equipment & Products 0.91%
Hasbro, Inc.	132,000	5,221,920

Media 1.00%
The Walt Disney Company	150,000	5,793,000

Specialty Retail 2.33%
TJX Companies, Inc.	243,000	13,437,900

Textiles, Apparel & Luxury Goods 1.03%
VF Corp. (L)	51,000	5,956,800

Consumer Staples 10.14%		58,434,141

Beverages 1.63%
PepsiCo, Inc.	146,825	9,402,672

Food & Staples Retailing 2.00%
Walgreen Company	295,000	11,516,800

Food Products 1.89%
Archer-Daniels-Midland Company	358,000	10,876,040

Household Products 1.94%
The Procter & Gamble Company	182,000	11,191,180

Tobacco 2.68%
Philip Morris International, Inc.	217,050	15,447,449

Energy 13.83%		79,683,960

Energy Equipment & Services 3.05%
Helmerich & Payne, Inc.	130,000	8,976,500
Schlumberger, Ltd.	95,000	8,585,150

Oil, Gas & Consumable Fuels 10.78%
ConocoPhillips	183,000	13,174,170
Exxon Mobil Corp.	290,000	23,139,100
Occidental Petroleum Corp.	140,000	13,745,200
Royal Dutch Shell PLC, ADR	164,000	12,063,840

Financials 15.97%		91,987,997

Capital Markets 5.03%
Franklin Resources, Inc.	98,000	12,442,080
T. Rowe Price Group, Inc. (L)	203,500	11,558,800
The Charles Schwab Corp.	334,000	4,986,620

Commercial Banks 4.27%
Cullen/Frost Bankers, Inc. (L)	94,000	5,064,720
U.S. Bancorp	455,000	11,857,300
Wells Fargo & Company	275,000	7,683,500

Diversified Financial Services 2.68%
JPMorgan Chase & Company	380,740	15,400,933

Insurance 3.99%
Aflac Inc.	167,400	7,710,444

1

Sovereign Investors Fund
As of 7-31-11 (Unaudited)

	Shares	Value

Financials (continued)

MetLife, Inc.	200,000	$8,242,000
Prudential Financial, Inc.	120,000	7,041,600

Health Care 9.49%		54,696,380

Health Care Equipment & Supplies 3.07%
Becton, Dickinson & Company	144,000	12,039,840
DENTSPLY International, Inc. (L)	150,000	5,683,500

Pharmaceuticals 6.42%
GlaxoSmithKline PLC, ADR (L)	300,000	13,326,000
Johnson & Johnson	275,000	17,817,250
Novartis AG, ADR	95,258	5,829,790

Industrials 16.38%		94,350,734

Aerospace & Defense 1.44%
United Technologies Corp.	100,000	8,284,000

Air Freight & Logistics 1.80%
FedEx Corp.	119,500	10,382,160

Electrical Equipment 3.29%
Cooper Industries PLC	144,000	7,532,640
Emerson Electric Company	233,000	11,437,970

Industrial Conglomerates 3.87%
3M Company	111,078	9,679,337
General Electric Company	703,350	12,596,999

Machinery 3.82%
Caterpillar, Inc. (L)	113,076	11,170,778
Stanley Black & Decker, Inc.	165,000	10,852,050

Road & Rail 2.16%
Norfolk Southern Corp.	164,000	12,414,800

Information Technology 19.67%		113,349,260

Communications Equipment 1.04%
Qualcomm, Inc.	110,000	6,025,800

Computers & Peripherals 5.23%
Apple, Inc. (I)	48,425	18,908,994
EMC Corp. (I)	430,000	11,214,400

Internet Software & Services 1.26%
Google, Inc., Class A (I)	12,060	7,280,501

IT Services 5.45%
Automatic Data Processing, Inc.	167,000	8,598,830
International Business Machines Corp.	125,300	22,785,805

Semiconductors & Semiconductor Equipment 3.08%
Linear Technology Corp.	291,000	8,526,300
Texas Instruments, Inc.	310,000	9,222,500

Software 3.61%
Microsoft Corp.	455,050	12,468,370
Oracle Corp.	272,000	8,317,760

Materials 3.03%		17,472,312

Chemicals 3.03%
Albemarle Corp.	160,000	10,652,800

2

Sovereign Investors Fund
As of 7-31-11 (Unaudited)

		Shares	Value
Materials (continued)

Praxair, Inc.		65,800	$6,819,512

Telecommunication Services 1.26%			7,258,265

Diversified Telecommunication Services 1.26%
AT&T, Inc.		248,061	7,258,265

	Yield	Shares	Value
Securities Lending Collateral 8.13%			$46,855,157

(Cost $46,845,622)

John Hancock Collateral Investment Trust (W)	0.2369%(Y)	4,681,770	46,855,157

		Par value	Value
Short-Term Investments 0.05%			$304,000

(Cost $304,000)

Repurchase Agreement 0.05%			304,000

Repurchase Agreement with State Street Corp. dated 7-29-11 at 0.010% to be repurchased at $304,000 on 8-1-11, collateralized by $305,000 U.S. Treasury Notes,
2.375% due 6-30-18 (valued at $310,719 including interest)		$304,000	304,000

Total investments (Cost $464,883,386)† 105.67%			$608,898,066

Other assets and liabilities, net (5.67%)			($32,668,733)

Total net assets 100.00%			$576,229,333

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 7-31-11.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 7-31-11.

† At 7-31-11, the aggregate cost of investment securities for federal income tax purposes was $466,284,047. Net unrealized ap/depreciation aggregated $142,614,019, of which $149,659,224 related to appreciated investment securities and $7,045,205 related to depreciated investment securities.

3

Sovereign Investors Fund
As of 7-31-11 (Unaudited)

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2011, all investments of the Fund are categorized as Level 1 under the hierarchy described above, except Repurchase Agreements, which are Level 2. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the period ended July 31, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their closing net asset values each day. Certain short term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

4

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Sovereign Investors Fund.

290Q3 7/11
9/11

John Hancock
MUTUAL FUNDS

John Hancock Balanced Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2011

Balanced Fund
As of 7-31-11 (Unaudited)

	Shares	Value

Common Stocks 59.19%		$666,113,115

(Cost $566,514,011)

Consumer Discretionary 4.73%		53,160,075

Automobiles 0.25%
Ford Motor Company (I)	232,852	2,843,123

Household Durables 0.45%
Pulte Group, Inc. (I)(L)	743,486	5,107,749

Media 0.68%
News Corp., Class B (L)	459,628	7,583,862

Multiline Retail 1.21%
Dollar General Corp. (I)(L)	431,275	13,567,912

Specialty Retail 2.14%
Lowe's Companies, Inc.	329,992	7,121,227
Staples, Inc.	1,054,558	16,936,202

Consumer Staples 4.09%		46,056,490

Beverages 1.20%
PepsiCo, Inc.	211,538	13,546,894

Food & Staples Retailing 1.61%
CVS Caremark Corp.	498,592	18,123,819

Food Products 0.59%
Archer-Daniels-Midland Company	216,964	6,591,366

Household Products 0.69%
The Procter & Gamble Company	126,759	7,794,411

Energy 8.73%		98,190,589

Energy Equipment & Services 2.43%
Ensco International PLC, ADR	53,281	2,837,213
Noble Corp. (I)	234,278	8,637,830
Schlumberger, Ltd.	94,854	8,571,956
Weatherford International, Ltd. (I)	331,057	7,256,769

Oil, Gas & Consumable Fuels 6.30%
Brazil Ethanol, Inc. (I)(S)	111,100	1,111
CONSOL Energy, Inc.	107,812	5,778,723
Denbury Resources, Inc. (I)(L)	885,192	17,101,909
EQT Corp.	99,724	6,330,480
OGX Petroleo e Gas Participacoes SA (I)	949,206	7,907,755
Southwestern Energy Company (I)	228,212	10,169,127
Suncor Energy, Inc.	617,418	23,597,716

Financials 9.46%		106,470,329

Capital Markets 4.32%
BlackRock, Inc.	37,567	6,704,207
Franklin Resources, Inc.	71,463	9,072,942
Lazard, Ltd., Class A	288,575	9,696,120
Morgan Stanley	143,448	3,191,718
The Charles Schwab Corp. (L)	791,790	11,821,425
The Goldman Sachs Group, Inc.	60,493	8,164,740

Diversified Financial Services 1.79%
Bank of America Corp.	487,776	4,736,305
JPMorgan Chase & Company	379,839	15,364,488

1

Balanced Fund
As of 7-31-11 (Unaudited)

	Shares	Value

Financials (continued)

Insurance 3.35%
ACE, Ltd.	68,181	$4,566,763
Berkshire Hathaway, Inc., Class B (I)	86,620	6,424,605
MetLife, Inc.	479,864	19,775,196
Prudential Financial, Inc.	118,470	6,951,820

Health Care 6.19%		69,670,176

Biotechnology 0.95%
Amgen, Inc.	194,717	10,651,020

Health Care Equipment & Supplies 0.83%
Medtronic, Inc.	261,000	9,409,050

Health Care Providers & Services 1.63%
HCA Holdings, Inc. (I)	83,582	2,229,968
McKesson Corp.	68,311	5,541,388
Medco Health Solutions, Inc. (I)	91,738	5,768,485
Quest Diagnostics, Inc.	88,246	4,766,166

Pharmaceuticals 2.78%
Abbott Laboratories	222,639	11,425,834
Hospira, Inc. (I)	169,738	8,677,007
Pfizer, Inc.	517,840	9,963,242
Shire PLC, ADR	11,904	1,238,016

Industrials 7.52%		84,638,965

Aerospace & Defense 2.63%
Honeywell International, Inc.	140,120	7,440,372
Textron, Inc. (L)	507,257	11,732,854
United Technologies Corp.	125,323	10,381,757

Air Freight & Logistics 0.50%
Expeditors International of Washington, Inc. (L)	118,165	5,638,834

Airlines 0.37%
Delta Air Lines, Inc. (I)	521,240	4,112,584

Commercial Services & Supplies 2.16%
Iron Mountain, Inc. (L)	289,298	9,150,496
Republic Services, Inc.	523,211	15,188,815

Industrial Conglomerates 1.23%
Danaher Corp.	282,206	13,859,137

Machinery 0.39%
Deere & Company	55,913	4,389,730

Professional Services 0.24%
Verisk Analytics, Inc., Class A (I)	82,414	2,744,386

Information Technology 13.43%		151,185,565

Communications Equipment 2.28%
Qualcomm, Inc.	468,958	25,689,519

Computers & Peripherals 4.07%
Apple, Inc. (I)	69,606	27,179,751
Hewlett-Packard Company	528,852	18,594,436

Internet Software & Services 2.54%
Google, Inc., Class A (I)	47,307	28,558,763

2

Balanced Fund
As of 7-31-11 (Unaudited)

			Shares	Value

Information Technology (continued)

Semiconductors & Semiconductor Equipment 0.19%
NXP Semiconductor NV (I)			110,494	$2,185,571

Software 4.35%
Adobe Systems, Inc. (I)			216,535	6,002,350
Intuit, Inc. (I)			194,073	9,063,209
Microsoft Corp.			1,237,663	33,911,966

Materials 4.68%				52,691,928

Chemicals 2.31%
Ecolab, Inc. (L)			192,582	9,629,100
LyondellBasell Industries NV, Class A			79,376	3,132,177
Monsanto Company			94,102	6,914,615
The Mosaic Company			88,818	6,281,209

Containers & Packaging 0.69%
Boise, Inc.			70,816	490,755
Owens-Illinois, Inc. (I)			313,560	7,265,185

Metals & Mining 1.68%
Avalon Rare Metals, Inc. (I)			451,700	2,496,181
Barrick Gold Corp. (L)			270,633	12,874,012
Freeport-McMoRan Copper & Gold, Inc.			68,140	3,608,694

Utilities 0.36%				4,048,998

Electric Utilities 0.12%
PPL Corp.			50,380	1,405,602

Water Utilities 0.24%
American Water Works Company, Inc.			94,407	2,643,396

			Shares	Value

Preferred Securities 0.13%				$1,503,561

(Cost $1,154,100)

Energy 0.13%				1,503,561

Oil, Gas & Consumable Fuels 0.13%
Apache Corp., Series D, 6.000% (L)			23,082	1,503,561

		Maturity	Par value
	Rate (%)	date		Value

U.S. Government & Agency Obligations 16.55%				$186,229,208

(Cost $182,261,096)

U.S. Government 4.35%				48,976,951

Treasury Inflation Protected Securities
Note	2.500	07/15/16	$2,237,460	2,611,011
U.S. Treasury Bonds
Bond	4.750	02/15/41	3,835,000	4,240,072
Bond	6.000	02/15/26	2,500,000	3,224,610
U.S. Treasury Notes
Note	1.500	06/30/16	2,768,000	2,791,583

3

Balanced Fund
As of 7-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

U.S. Government (continued)

Note	2.000	04/30/16	$10,060,000	$10,412,100
Note	2.375	03/31/16	11,000,000	11,592,108
Note	3.125	05/15/21	9,695,000	9,964,618
U.S. Treasury STRIPS, PO	2.885*	11/15/30	9,390,000	4,140,849

U.S. Government Agency 12.20%				137,252,257

Federal Home Loan Mortgage Corp.
15 Yr Pass Thru Ctf	4.500	11/01/24	1,481,826	1,573,954
30 Yr Pass Thru Ctf	4.000	09/01/40	569,701	579,339
30 Yr Pass Thru Ctf	5.000	03/01/41	2,683,431	2,869,024
30 Yr Pass Thru Ctf	6.500	06/01/37	230,953	256,999
30 Yr Pass Thru Ctf	6.500	10/01/37	473,586	526,994
30 Yr Pass Thru Ctf	6.500	11/01/37	969,206	1,078,507
30 Yr Pass Thru Ctf	6.500	12/01/37	444,350	494,461
30 Yr Pass Thru Ctf	6.500	02/01/38	279,349	310,852
30 Yr Pass Thru Ctf	6.500	04/01/39	1,647,021	1,832,762
Federal National Mortgage Association
15 Yr Pass Thru Ctf	4.000	07/01/24	3,827,391	4,023,406
15 Yr Pass Thru Ctf	4.500	12/01/17	198,264	211,009
15 Yr Pass Thru Ctf	4.500	03/01/23	2,033,773	2,170,518
15 Yr Pass Thru Ctf	4.500	03/01/26	1,453,127	1,546,744
15 Yr Pass Thru Ctf	5.500	08/01/22	1,587,023	1,724,083
15 Yr Pass Thru Ctf	5.500	01/01/23	1,258,071	1,364,363
15 Yr Pass Thru Ctf	6.500	08/01/16	11,884	12,959
30 Yr Pass Thru Ctf	4.500	TBA	12,050,000	12,575,772
30 Yr Pass Thru Ctf	5.000	04/01/41	8,058,257	8,626,292
30 Yr Pass Thru Ctf	5.500	11/01/39	3,354,426	3,643,599
30 Yr Pass Thru Ctf	5.000	09/01/40	4,538,010	4,855,063
30 Yr Pass Thru Ctf	5.000	02/01/41	7,450,361	7,975,545
30 Yr Pass Thru Ctf	5.000	02/01/41	9,455,644	10,122,183
30 Yr Pass Thru Ctf	5.000	03/01/41	4,996,569	5,348,783
30 Yr Pass Thru Ctf	5.000	03/01/41	10,429,606	11,164,801
30 Yr Pass Thru Ctf	5.000	04/01/41	4,586,726	4,947,317
30 Yr Pass Thru Ctf	5.500	08/01/37	4,383,712	4,782,165
30 Yr Pass Thru Ctf	5.500	12/01/37	4,894,497	5,308,786
30 Yr Pass Thru Ctf	6.000	07/01/38	14,203,684	15,708,148
30 Yr Pass Thru Ctf	6.500	07/01/36	2,577,603	2,872,518
30 Yr Pass Thru Ctf	6.500	01/01/39	2,214,799	2,466,128
30 Yr Pass Thru Ctf	6.500	03/01/39	447,376	497,583
30 Yr Pass Thru Ctf	6.500	06/01/39	3,575,119	3,984,165
30 Yr Pass Thru Ctf	7.000	06/01/31	7,698	8,753
30 Yr Pass Thru Ctf	7.000	06/01/32	3,880	4,413
30 Yr Pass Thru Ctf	7.500	04/01/31	6,850	7,953
30 Yr Pass Thru Ctf	8.000	01/01/31	6,098	7,086
Financing Corp.
Bond	9.650	11/02/18	1,790,000	2,621,688
Government National Mortgage Association
15 Yr Pass Thru Ctf	5.500	08/15/23	3,224,091	3,507,823
30 Yr Pass Thru Ctf	5.500	07/20/38	1,425,899	1,579,511
30 Yr Pass Thru Ctf	5.500	09/15/38	2,905,885	3,213,486
30 Yr Pass Thru Ctf	6.500	04/15/29	87,599	98,519
30 Yr Pass Thru Ctf	9.000	04/15/21	1,362	1,568
New Valley Generation II
Pass Thru Ctf	5.572	05/01/20	663,381	746,635

4

Balanced Fund
As of 7-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Foreign Government Obligations 0.18%				$1,972,349

(Cost $1,881,373)

South Korea 0.18%				1,972,349

Korea Development Bank	4.000	09/09/16	$1,890,000	1,972,349

Corporate Bonds 16.37%				$184,254,252

(Cost $169,567,088)

Consumer Discretionary 0.85%				9,536,383

Auto Components 0.09%
Allison Transmission, Inc. (S)	7.125	05/15/19	1,000,000	980,000

Automobiles 0.14%
Hyundai Capital Services, Inc. (S)	4.375	07/27/16	1,560,000	1,631,504

Media 0.62%
CBS Corp.	7.875	07/30/30	1,770,000	2,159,635
Time Warner Cable, Inc.	6.750	07/01/18	4,000,000	4,765,244

Consumer Staples 1.03%				11,524,335

Food & Staples Retailing 0.18%
CVS Caremark Corp. (6.302% to 06/01/2012, then 3 month
LIBOR + 2.065%)	6.302	06/01/12	2,000,000	1,950,000

Food Products 0.60%
Kraft Foods, Inc.	6.125	08/23/18	4,000,000	4,728,644
Ralcorp Holdings Corp.	4.950	08/15/20	2,000,000	2,007,482

Household Products 0.09%
Yankee Candle Company, Inc.	8.500	02/15/15	1,000,000	1,035,000

Tobacco 0.16%
Lorillard Tobacco Company	6.875	05/01/20	1,615,000	1,803,209

Energy 1.22%				13,759,019

Oil, Gas & Consumable Fuels 1.22%
Kerr-McGee Corp.	6.950	07/01/24	2,000,000	2,378,570
Kinder Morgan Energy Partners LP	5.950	02/15/18	5,000,000	5,716,730
Kinder Morgan Finance Company ULC	5.700	01/05/16	2,000,000	2,100,000
NuStar Logistics LP	4.800	09/01/20	1,045,000	1,089,641
Shell International Finance BV	6.375	12/15/38	2,000,000	2,474,078

Financials 8.38%				94,344,709

Capital Markets 1.81%
Credit Suisse New York	5.300	08/13/19	3,000,000	3,236,019
Macquarie Bank, Ltd. (S)	6.625	04/07/21	1,360,000	1,404,634
Macquarie Group, Ltd. (S)	6.000	01/14/20	3,000,000	3,033,918
Morgan Stanley	6.000	04/28/15	5,000,000	5,500,130
The Goldman Sachs Group, Inc.	5.375	03/15/20	4,000,000	4,149,668
The Goldman Sachs Group, Inc.	6.750	10/01/37	3,000,000	2,996,706

Commercial Banks 1.55%
Abbey National Treasury Services PLC	4.000	04/27/16	1,945,000	1,906,281
Australia & New Zealand Banking Group, Ltd. (S)	5.100	01/13/20	2,160,000	2,289,390
Barclays Bank PLC	5.125	01/08/20	3,000,000	3,081,918

5

Balanced Fund
As of 7-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Financials (continued)

Barclays Bank PLC	5.140	10/14/20	$1,365,000	$1,304,356
BBVA Bancomer SA (S)	6.500	03/10/21	2,470,000	2,556,450
First Tennessee Bank NA	5.050	01/15/15	595,000	627,687
Lloyds TSB Bank PLC	6.375	01/21/21	2,205,000	2,326,207
Wachovia Corp.	5.750	02/01/18	3,000,000	3,382,038

Consumer Finance 0.20%
Discover Bank	7.000	04/15/20	2,000,000	2,258,422

Diversified Financial Services 2.05%
Bank of America Corp.	5.650	05/01/18	4,000,000	4,234,204
Beaver Valley II Funding	9.000	06/01/17	511,000	556,275
Citigroup, Inc.	6.125	05/15/18	4,000,000	4,470,624
Crown Castle Towers LLC (S)	6.113	01/15/20	2,125,000	2,373,818
GE Capital Trust I (6.375% to 11/15/2017, then 3 month
LIBOR + 2.290%)	6.375	11/15/17	1,000,000	1,020,000
GTP Acquisition Partners I LLC (S)	4.347	06/15/16	1,980,000	2,020,046
GTP Acquisition Partners I LLC (S)	7.628	06/15/16	1,475,000	1,511,875
Merrill Lynch & Company, Inc.	7.750	05/14/38	1,000,000	1,092,845
Textron Financial Corp. (6.000% to 02/15/2017, then 3 month
LIBOR + 1.735%) (S)	6.000	02/15/17	2,680,000	2,291,400
The Bear Stearns Companies LLC	6.400	10/02/17	2,000,000	2,311,758
The Bear Stearns Companies LLC	7.250	02/01/18	1,000,000	1,203,410

Insurance 1.17%
Aflac, Inc.	8.500	05/15/19	1,500,000	1,894,892
American International Group, Inc.	5.850	01/16/18	2,000,000	2,120,074
AON Corp.	8.205	01/01/27	1,800,000	2,093,117
CNA Financial Corp.	6.500	08/15/16	3,675,000	4,179,702
Lincoln National Corp. (6.050% to 04/20/2017, then 3 month
LIBOR + 2.040%)	6.050	04/20/17	935,000	888,250
The Travelers Companies, Inc.	3.900	11/01/20	2,000,000	1,987,936

Real Estate Investment Trusts 1.60%
Boston Properties LP	5.875	10/15/19	3,000,000	3,381,252
Duke Realty LP	5.950	02/15/17	2,000,000	2,210,638
Goodman Funding Pty, Ltd. (S)	6.375	04/15/21	1,230,000	1,291,234
Health Care REIT, Inc.	6.125	04/15/20	2,000,000	2,203,234
Prologis LP	6.625	05/15/18	755,000	856,415
Ventas Realty LP/Ventas Capital Corp.	4.750	06/01/21	1,920,000	1,950,296
Vornado Realty LP	4.250	04/01/15	3,805,000	3,999,968
Weyerhaeuser Company	7.375	03/15/32	2,000,000	2,147,622

Health Care 0.04%				455,449

Health Care Equipment & Supplies 0.04%
Covidien International Finance SA	6.000	10/15/17	380,000	455,449

Industrials 1.55%				17,447,891

Aerospace & Defense 0.20%
Textron, Inc.	6.200	03/15/15	2,000,000	2,243,872

Airlines 0.25%
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821	08/10/22	1,569,794	1,626,778
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300	04/15/19	1,190,000	1,194,522

Building Products 0.19%
Voto-Votorantim, Ltd. (S)	6.750	04/05/21	2,000,000	2,150,000

6

Balanced Fund
As of 7-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Industrials (continued)

Commercial Services & Supplies 0.14%
International Lease Finance Corp. (S)	7.125	09/01/18	$1,455,000	$1,549,575

Industrial Conglomerates 0.67%
Koninklijke (Royal) Philips Electronics N.V.	5.750	03/11/18	5,000,000	5,728,575
Odebrecht Finance, Ltd. (S)	6.000	04/05/23	1,755,000	1,781,325

Road & Rail 0.10%
Union Pacific Corp.	5.750	11/15/17	1,000,000	1,173,244

Information Technology 0.25%				2,837,302

IT Services 0.25%
International Business Machines Corp.	8.000	10/15/38	2,000,000	2,837,302

Materials 1.26%				14,153,395

Chemicals 0.23%
Braskem Finance, Ltd. (S)	7.000	05/07/20	2,345,000	2,579,500

Metals & Mining 0.59%
Alcoa, Inc.	5.400	04/15/21	1,300,000	1,351,858
ArcelorMittal	9.850	06/01/19	2,000,000	2,603,866
Commercial Metals Company	7.350	08/15/18	2,500,000	2,698,995

Paper & Forest Products 0.44%
International Paper Company	7.950	06/15/18	4,000,000	4,919,176

Telecommunication Services 0.47%				5,299,032

Diversified Telecommunication Services 0.26%
Telecom Italia Capital SA	7.200	07/18/36	1,875,000	1,775,978
Telecom Italia Capital SA	7.721	06/04/38	1,175,000	1,173,886

Wireless Telecommunication Services 0.21%
America Movil SAB de CV	5.000	03/30/20	2,170,000	2,349,168

Utilities 1.32%				14,896,737

Electric Utilities 0.20%
Duke Energy Carolinas LLC	5.250	01/15/18	1,000,000	1,143,772
Oncor Electric Delivery Company LLC	5.750	09/30/20	1,000,000	1,104,923

Energy Equipment & Services 0.24%
MidAmerican Energy Holdings Company	8.480	09/15/28	2,000,000	2,682,842

Independent Power Producers & Energy Traders 0.19%
Allegheny Energy Supply Company LLC (S)	5.750	10/15/19	2,000,000	2,177,140

Multi-Utilities 0.69%
Integrys Energy Group, Inc. (6.110% to 12/01/2016, then 3
month LIBOR + 2.120%)	6.110	12/01/16	2,000,000	1,981,000
Pacific Gas & Electric Company	5.625	11/30/17	5,000,000	5,807,060

Capital Preferred Securities 0.21%				$2,372,900

(Cost $2,397,627)

Financials 0.21%				2,372,900

Commercial Banks 0.21%
Fifth Third Capital Trust IV (6.500% to 04/15/2017 then 3
month LIBOR + 1.368%)	6.500	04/15/17	2,440,000	2,372,900

7

Balanced Fund
As of 7-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Municipal Bonds 0.05%				$554,087

(Cost $545,689)

Illinois 0.05%				554,087

State of Illinois	5.100	06/01/33	$610,000	554,087

Collateralized Mortgage Obligations 4.10%				$46,189,946

(Cost $45,929,343)

Commercial & Residential 3.00%				33,730,697

Banc of America Commercial Mortgage, Inc.
Series 2006-2, Class AM (P)	5.956	05/10/45	2,990,000	3,044,300
Series 2006-4, Class AM	5.675	07/10/46	3,015,000	3,000,142
Commercial Mortgage Pass Through Certificates
Series 2007-C9, Class A4 (P)	6.008	12/10/49	3,000,000	3,324,984
GMAC Mortgage Loan Trust
Series 2004-AR2, Class 3A (P)	3.266	08/19/34	4,525,487	4,103,798
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM (P)	6.074	07/10/38	3,020,000	3,100,239
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP7, Class AM (P)	6.074	04/15/45	2,000,000	2,047,988
Series 2007-CB18, Class A4	5.440	06/12/47	2,000,000	2,128,648
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09/15/39	2,000,000	2,052,713
Series 2007-C1, Class AM	5.455	02/15/40	4,025,000	3,978,273
Series 2007-C2, Class A3	5.430	02/15/40	2,195,000	2,348,446
Morgan Stanley Capital I
Series 2008-HQ8, Class AM (P)	5.647	03/12/44	4,475,000	4,601,166

U.S. Government Agency 1.10%				12,459,249

Federal Home Loan Mortgage Corp.
Series 3794, Class PI IO	4.500	02/15/38	5,785,746	921,574
Federal National Mortgage Association
Series 2009-50, Class GI IO	5.000	05/25/39	9,093,434	1,798,277
Series 398, Class C3 IO	4.500	05/25/39	5,119,834	1,048,842
Series 402, Class 4 IO	4.000	10/25/39	10,125,333	2,068,608
Series 407, Class 15 IO	5.000	01/25/40	7,348,940	1,656,662
Series 407, Class 16 IO	5.000	01/25/40	1,966,132	492,909
Series 407, Class 17 IO	5.000	01/25/40	1,598,442	403,926
Series 407, Class 21 IO	5.000	01/25/39	6,979,977	1,225,509
Series 407, Class 7 IO	5.000	03/25/41	5,461,958	1,180,470
Series 407, Class 8 IO	5.000	03/25/41	2,525,628	634,185
Government National Mortgage Association
Series 2010-78, Class AI IO	4.500	04/20/39	8,291,576	1,028,287

Asset Backed Securities 2.85%				$32,035,450

(Cost $32,938,608)

Asset Backed Securities 2.85%				32,035,450

Carrington Mortgage Loan Trust
Series 2005-OPT2, Class M2 (P)	0.637	05/25/35	2,180,000	1,975,244
Citigroup Mortgage Loan Trust
Series 2006-WFH3, Class A3 (P)	0.337	10/25/36	3,543,648	3,292,209
Dominos Pizza Master Issuer LLC (S)
Series 2007-1, Class M1	7.629	04/25/37	1,000,000	1,020,000

8

Balanced Fund
As of 7-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Asset Backed Securities (continued)

Fremont Home Loan Trust
Series 2005-1, Class M3 (P)	0.697	06/25/35	$1,625,000	$1,483,615
Leaf II Receivables Funding LLC
Series 2011-1, Class A (S)	1.700	12/20/18	2,224,037	2,174,663
Merrill Lynch Mortgage Investors, Inc.
Series 2005-HE2, Class A2C (P)	0.557	09/25/36	3,425,000	2,999,574
Series 2005-WMC1, Class M1 (P)	0.687	09/25/35	1,729,661	1,597,039
New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	0.637	03/25/35	1,870,000	1,300,125
Series 2005-3, Class M1 (P)	0.667	07/25/35	1,390,000	1,203,173
Novastar Home Equity Loan
Series 2004-4, Class M3 (P)	1.267	03/25/35	3,200,000	2,909,648
Park Place Securities, Inc.
Series 2004-WHQ2, Class M2 (P)	0.817	02/25/35	4,050,000	3,275,924
Series 2005-WCH1, Class M2 (P)	0.707	01/25/36	4,315,000	4,043,617
Residential Asset Securities Corp.
Series 2005-KS4, Class M1 (P)	0.597	05/25/35	1,904,092	1,744,662
Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05/20/41	2,975,050	3,015,957
			Shares	Value

Warrants 0.06%				$718,190

(Cost $198,356)

Avalon Rare Metals, Inc. (Expiration Date 9-30-11; Strike Price: CAD 3.60) (I)			366,949	718,190

		Yield	Shares	Value

Securities Lending Collateral 5.24%				$58,985,757

(Cost $58,969,880)

John Hancock Collateral Investment Trust (W)		0.2369%(Y)	5,893,861	58,985,757

			Par value	Value

Short-Term Investments 0.02%				$188,000

(Cost $188,000)

Repurchase Agreement 0.02%				188,000

Repurchase Agreement with State Street Corp. dated 7-29-11 at
0.010% to be repurchased at $188,000 on 8-1-11, collateralized by
$185,000 Federal Home Loan Mortgage Corp., 0.010% due 6-26-12
(valued at $194,513, including interest)			$188,000	188,000

Total investments (Cost $1,062,545,171)† 104.95%				$1,181,116,815

Other assets and liabilities, net (4.95%)				($55,655,979)

Total net assets 100.00%			$1,125,460,836

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

CAD Canadian Dollar

IO Interest Only Security — Interest Tranche of Stripped Mortgage Pool

LIBOR London Interbank Offered Rate

9

Balanced Fund
As of 7-31-11 (Unaudited)

PO Principal-Only Security

TBA To Be Announced

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 7-31-11.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 7-31-11.

* Yield represents the annualized yield at the date of purchase.

† At 7-31-11, the aggregate cost of investment securities for federal income tax purposes was $1,097,701,940. Net unrealized appreciation aggregated $83,414,875 of which $106,513,330 related to appreciated investment securities and $23,098,455 related to depreciated investment securities.

10

Balanced Fund

As of 7-31-11 (Unaudited)

Note to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of July 31, 2011, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	07/31/11	Price	Inputs	Inputs

Common Stocks
Consumer Discretionary	$53,160,075	$53,160,075	—	—
Consumer Staples	46,056,490	46,056,490	—	—
Energy	98,190,589	98,189,478	—	$1,111
Financials	106,470,329	106,470,329	—	—
Health Care	69,670,176	69,670,176	—	—
Industrials	84,638,965	84,638,965	—	—
Information Technology	151,185,565	151,185,565	—	—
Materials	52,691,928	52,691,928	—	—
Utilities	4,048,998	4,048,998	—	—
Oil, Gas & Consumable Fuels	1,503,561	1,503,561	—	—
U.S. Government & Agency Obligations	186,229,208	—	$186,229,208	—
Foreign Government Obligations	1,972,349	—	1,972,349	—
Corporate Bonds	184,254,252	—	182,742,377	1,511,875
Capital Preferred Securities	2,372,900	—	2,372,900	—
Municipal Bonds	554,087	—	554,087	—
Collateralized Mortgage Obligations	46,189,946	—	44,658,926	1,531,020
Asset Backed Securities	32,035,450	—	32,035,450	—
Warrants	718,190	718,190	—	—
Securities Lending Collateral	58,985,757	58,985,757	—	—
Short-Term Investments	188,000	—	188,000	—

Total Investments in Securities	$1,181,116,815	$727,319,512	$450,753,297	$3,044,006

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the period ended July 31, 2011, there were no significant transfers in or out of Level 1, Level 2 or Level 3 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their closing net asset values each day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

11

Balanced Fund
As of 7-31-11 (Unaudited)

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

12

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Balanced Fund.

360Q3 7/11
9/11

John Hancock
MUTUAL FUNDS

John Hancock Large Cap Equity Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2011

Large Cap Equity Fund
As of 7-31-11 (Unaudited)

	Shares	Value

Common Stocks 99.65%		$2,624,252,108

(Cost $2,621,420,432)

Consumer Discretionary 8.19%		215,619,672

Automobiles 0.53%
Ford Motor Company (I)	1,133,751	13,843,100

Household Durables 0.77%
Pulte Group, Inc. (I)	2,966,472	20,379,663

Media 1.16%
News Corp., Class B	1,858,916	30,672,114

Multiline Retail 2.10%
Dollar General Corp. (I)	1,754,715	55,203,334

Specialty Retail 3.63%
Lowe's Companies, Inc.	1,312,949	28,333,439
Staples, Inc.	4,183,563	67,188,022

Consumer Staples 6.33%		166,793,647

Beverages 1.38%
PepsiCo, Inc.	570,574	36,539,559

Food & Staples Retailing 2.74%
CVS Caremark Corp.	1,983,686	72,106,986

Food Products 1.02%
Archer-Daniels-Midland Company	882,238	26,802,390

Household Products 1.19%
The Procter & Gamble Company	509,753	31,344,712

Energy 14.76%		388,647,989

Energy Equipment & Services 4.03%
Ensco International PLC, ADR	218,247	11,621,653
Noble Corp.	924,909	34,101,395
Schlumberger, Ltd.	359,691	32,505,276
Weatherford International, Ltd. (I)	1,267,763	27,789,365

Oil, Gas & Consumable Fuels 10.73%
Brazil Ethanol, Inc. (I)(S)	500,000	5,000
CONSOL Energy, Inc.	425,638	22,814,197
Denbury Resources, Inc. (I)	3,665,534	70,818,117
EQT Corp.	394,420	25,037,782
OGX Petroleo e Gas Participacoes SA (I)	3,796,828	31,631,052
Southwestern Energy Company (I)	864,558	38,524,704
Suncor Energy, Inc.	2,454,198	93,799,448

Financials 16.34%		430,186,579

Capital Markets 7.27%
BlackRock, Inc.	143,667	25,638,813
Franklin Resources, Inc.	275,804	35,016,076
Lazard, Ltd., Class A	1,118,973	37,597,493
Morgan Stanley	495,289	11,020,180
The Charles Schwab Corp.	3,208,648	47,905,115
The Goldman Sachs Group, Inc.	253,574	34,224,883

Diversified Financial Services 3.07%
Bank of America Corp.	1,786,648	17,348,352
JPMorgan Chase & Company	1,569,787	63,497,884

1

Large Cap Equity Fund
As of 7-31-11 (Unaudited)

	Shares	Value

Financials (continued)

Insurance 6.00%
ACE, Ltd.	246,395	$16,503,537
Berkshire Hathaway, Inc., Class B (I)	328,671	24,377,528
MetLife, Inc.	1,963,766	80,926,797
Prudential Financial, Inc.	615,711	36,129,921

Health Care 9.88%		260,312,242

Biotechnology 1.59%
Amgen, Inc. (I)	764,424	41,813,993

Health Care Equipment & Supplies 1.41%
Medtronic, Inc.	1,033,178	37,246,067

Health Care Providers & Services 2.45%
McKesson Corp.	269,611	21,870,844
Medco Health Solutions, Inc. (I)	369,896	23,259,060
Quest Diagnostics, Inc.	357,699	19,319,323

Pharmaceuticals 4.43%
Abbott Laboratories	871,814	44,741,494
Hospira, Inc. (I)	688,022	35,171,685
Pfizer, Inc.	1,917,348	36,889,776

Industrials 12.44%		327,629,360

Aerospace & Defense 4.43%
Honeywell International, Inc.	553,189	29,374,336
Textron, Inc.	1,988,543	45,995,000
United Technologies Corp.	498,682	41,310,817

Air Freight & Logistics 0.88%
Expeditors International of Washington, Inc.	487,368	23,257,201

Airlines 0.61%
Delta Air Lines, Inc. (I)	2,038,610	16,084,633

Commercial Services & Supplies 3.62%
Iron Mountain, Inc.	1,088,143	34,417,963
Republic Services, Inc.	2,098,061	60,906,711

Industrial Conglomerates 2.14%
Danaher Corp.	1,145,954	56,277,801

Machinery 0.76%
Deere & Company	254,807	20,004,898

Information Technology 22.95%		604,472,276

Communications Equipment 3.82%
QUALCOMM, Inc.	1,836,425	100,599,362

Computers & Peripherals 7.03%
Apple, Inc. (I)	282,938	110,481,630
Hewlett-Packard Company	2,125,417	74,729,662

Internet Software & Services 4.40%
Google, Inc., Class A (I)	191,751	115,758,161

Semiconductors & Semiconductor Equipment 0.33%
NXP Semiconductor NV (I)	445,895	8,819,803

Software 7.37%
Adobe Systems, Inc. (I)	887,691	24,606,795
Intuit, Inc. (I)	764,822	35,717,187

2

Large Cap Equity Fund
As of 7-31-11 (Unaudited)

			Shares	Value
Information Technology (continued)

Microsoft Corp.			4,881,740	$133,759,676

Materials 8.07%				212,532,103

Chemicals 3.89%
Ecolab, Inc.			778,095	38,904,750
LyondellBasell Industries NV, Class A			417,859	16,488,716
Monsanto Company			368,925	27,108,605
The Mosaic Company			283,198	20,027,763

Containers & Packaging 1.09%
Owens-Illinois, Inc. (I)			1,237,935	28,682,954

Metals & Mining 3.09%
Avalon Rare Metals, Inc. (I)			2,756,170	15,231,124
Barrick Gold Corp.			1,095,203	52,098,807
Freeport-McMoRan Copper & Gold, Inc.			264,150	13,989,384

Utilities 0.69%				18,058,240

Electric Utilities 0.33%
PPL Corp.			309,365	8,631,284

Water Utilities 0.36%
American Water Works Company, Inc.			336,677	9,426,956

		Maturity	Par value
	Rate (%)	date		Value
Corporate Bonds 0.00%				$35,000

(Cost $286,174)

Industrials 0.00%				35,000

Airlines 0.00%
Northwest Airlines, Inc., Escrow Certificates (I)	7.625	11/15/23	$3,000,000	3,750
Northwest Airlines, Inc., Escrow Certificates (I)	6.625	05/15/23	25,000,000	31,250

			Shares	Value

Warrants 0.06%				$1,620,826

(Cost $447,653)
Avalon Rare Metals, Inc. (Expiration Date 9-30-11; Strike Price: CAD 3.60) (I)			828,138	1,620,826

Total investments (Cost $2,622,154,259)† 99.71%				$2,625,907,934

Other assets and liabilities, net 0.29%				$7,696,196

Total net assets 100.00%			$2,633,604,130

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

CAD Canadian Dollar

(I) Non-income producing security.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

3

Large Cap Equity Fund
As of 7-31-11 (Unaudited)

† At 7-31-11, the aggregate cost of investment securities for federal income tax purposes was $2,646,726,581. Net unrealized depreciation aggregated $20,818,647, of which $175,136,088 related to appreciated investment securities and $195,954,735 related to depreciated investment securities.

Note to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of July 31, 2011, by major security category or type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	07/31/11	Price	Inputs	Inputs
Common Stocks
Consumer Discretionary	$215,619,672	$215,619,672	—	—
Consumer Staples	166,793,647	166,793,647	—	—
Energy	388,647,989	388,642,989	—	$5,000
Financials	430,186,579	430,186,579	—	—
Health Care	260,312,242	260,312,242	—	—
Industrials	327,629,360	327,629,360	—	—
Information Technology	604,472,276	604,472,276	—	—
Materials	212,532,103	212,532,103	—	—
Utilities	18,058,240	18,058,240	—	—
Corporate Bonds	35,000	—	$3,750	31,250
Warrants	1,620,826	1,620,826	—	—
Total Investments in Securities	$2,625,907,934	$2,625,867,934	$3,750	$36,250

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the period ended July 31, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities, including exchange traded funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as

4

Large Cap Equity Fund
As of 7-31-11 (Unaudited)

institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

5

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Large Cap Equity Fund.

500Q3 7/11
9/11

John Hancock
MUTUAL FUNDS

John Hancock Small Cap Intrinsic Value Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2011

Small Cap Intrinsic Value Fund
As of 7-31-11 (Unaudited)

	Shares	Value

Common Stocks 97.80%		$449,348,319

(Cost $437,805,344)

Consumer Discretionary 24.52%		112,636,996

Auto Components 0.74%
Azure Dynamics Corp. (I)	14,500,000	3,414,620

Diversified Consumer Services 1.07%
ChinaCast Education Corp. (I)	1,000,000	4,920,000

Hotels, Restaurants & Leisure 0.17%
Dunkin' Brands Group, Inc. (I)	26,278	760,223

Household Durables 3.50%
Hooker Furniture Corp.	116,748	1,053,067
MDC Holdings, Inc.	170,000	3,843,700
Pulte Group, Inc. (I)	1,625,000	11,163,750

Internet & Catalog Retail 2.75%
E-Commerce China Dangdang, Inc., ADR (I)(L)(V)	1,120,000	12,656,000

Media 7.17%
Ascent Media Corp., Class A (I)	70,000	3,367,700
Live Nation Entertainment, Inc. (I)	650,000	7,215,000
LodgeNet Interactive Corp. (I)	973,098	2,753,867
MDC Partners, Inc., Class A	981,000	19,590,570

Specialty Retail 4.92%
Collective Brands, Inc. (I)	267,106	3,146,509
DSW Inc., Class A (I)	367,620	19,476,508

Textiles, Apparel & Luxury Goods 4.20%
Iconix Brand Group, Inc. (I)	745,000	17,380,850
Joe's Jeans, Inc. (I)	2,338,763	1,894,632

Consumer Staples 4.63%		21,274,340

Food Products 0.18%
Reddy Ice Holdings, Inc. (I)	283,000	846,170

Household Products 4.45%
Spectrum Brands Holdings, Inc. (I)	765,100	20,428,170

Energy 16.37%		75,219,748

Energy Equipment & Services 6.70%
Atwood Oceanics, Inc. (I)	470,000	21,949,000
Tidewater Inc.	162,867	8,850,193

Oil, Gas & Consumable Fuels 9.67%
Berry Petroleum Company, Class A	60,000	3,441,000
Carrizo Oil & Gas, Inc. (I)	140,000	5,376,000
Clayton Williams Energy, Inc. (I)	70,000	4,642,400
Denbury Resources, Inc. (I)	477,000	9,215,640
Energy XXI Bermuda, Ltd. (I)	270,000	8,858,700
Kodiak Oil & Gas Corp. (I)	600,000	4,074,000
McMoRan Exploration Company (I)	180,000	3,031,200
Penn Virginia Corp.	108,974	1,429,739
Progress Energy Resources Corp.	300,000	4,351,876

Financials 15.96%		73,336,315

Capital Markets 5.27%
Janus Capital Group, Inc.	1,000,000	8,440,000

1

Small Cap Intrinsic Value Fund
As of 7-31-11 (Unaudited)

	Shares	Value

Financials (continued)

Lazard, Ltd., Class A	470,000	$15,792,000

Commercial Banks 3.70%
Bond Street Holdings LLC, Class A (I)(S)	650,000	13,325,000
Synovus Financial Corp.	2,000,000	3,660,000

Diversified Financial Services 2.62%
PICO Holdings, Inc. (I)	440,000	12,016,400

Insurance 0.47%
Maiden Holdings, Ltd.	234,500	2,173,815

Real Estate Investment Trusts 3.05%
Invesco Mortgage Capital, Inc.	715,000	13,999,700

Thrifts & Mortgage Finance 0.85%
Northeast Community Bancorp, Inc.	590,000	3,929,400

Health Care 1.69%		7,780,300

Biotechnology 0.25%
Geron Corp. (I)	300,000	1,155,000

Health Care Equipment & Supplies 1.44%
Teleflex Inc.	110,000	6,625,300

Industrials 10.58%		48,610,618

Commercial Services & Supplies 2.80%
Cenveo, Inc. (I)	550,000	3,184,500
TMS International Corp. (I)(V)	781,143	9,670,550

Machinery 0.49%
Wabash National Corp. (I)	300,000	2,253,000

Professional Services 2.32%
Verisk Analytics, Inc., Class A (I)	320,000	10,656,000

Road & Rail 3.58%
Swift Transporation Company (I)	1,450,000	16,443,000

Trading Companies & Distributors 1.39%
Seacube Container Leasing, Ltd.	441,321	6,403,568

Information Technology 15.14%		69,542,102

Communications Equipment 6.60%
Comverse Technology, Inc. (I)	1,000,000	7,500,000
Snap Interactive, Inc. (I)(V)	139,163	150,296
Snap Interactive, Inc., Foreign Shares (I)(V)	2,000,000	2,160,000
Sycamore Networks, Inc.	1,040,000	20,488,000

Internet Software & Services 4.61%
CrowdGather, Inc. (I)(V)	3,950,000	2,172,500
Travelzoo Inc. (I)	360,000	19,008,000

IT Services 1.56%
iGate Corp.	477,642	7,159,854

Software 2.37%
THQ, Inc. (I)	764,416	2,037,169
Velti PLC (I)	537,025	8,866,283

2

Small Cap Intrinsic Value Fund
As of 7-31-11 (Unaudited)

		Shares	Value
Materials 8.13%			$37,378,000

Chemicals 3.67%
Chemtura Corp. (I)		960,000	16,896,000

Paper & Forest Products 4.46%
AbitibiBowater, Inc. (I)		900,000	16,452,000
Louisiana-Pacific Corp. (I)		520,000	4,030,000

Utilities 0.78%			3,569,900

Independent Power Producers & Energy Traders 0.53%
GenOn Energy, Inc. (I)		620,000	2,411,800

Water Utilities 0.25%
Purecycle Corp. (I)		370,000	1,158,100

Issuer
Options Purchased 0.17%			771,250

(Cost $327,550)

Call Options 0.17%

Liberty Global, Inc., Class A (Expiration Date: 1-19-13; Strike Price: $35.00 (I)		10,000	100,000
Liberty Global, Inc., Class A (Expiration Date: 1-21-12; Strike Price: $15.00 (I)		25,000	671,250

		Shares	Value
Warrants 0.07%			$326,094

(Cost $0)
CrowdGather, Inc. (Expiration Date: 8-29-16; Strike Price: $1.50) (I)(V)		1,875,000	157,573
Snap Interactive, Inc. (Expiration Date: 1-19-16; Strike Price: $2.50) (I)(V)		1,000,000	168,521

	Yield	Shares	Value
Securities Lending Collateral 2.44%			$11,202,023

(Cost $11,201,340)
John Hancock Collateral Investment Trust (W)	0.2369%(Y)	1,119,307	11,202,023

		Par value	Value

Short-Term Investments 0.97%			$4,475,000

(Cost $4,475,000)

Repurchase Agreement 0.97%			4,475,000

Repurchase Agreement with State Street Corp. dated 07/29/2011 at
0.010% to be repurchased at $4,475,004 on 08/01/2011,
collateralized by $4,485,000 Federal Home Loan Bank 1.625% due
11/21/2012 (valued at $4,569,094, including interest)		$4,475,000	4,475,000

Total investments (Cost $453,809,234)† 101.45%			$466,122,686

Other assets and liabilities, net (1.45%)			($6,676,234)

Total net assets 100.00%			$459,446,452

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

3

Small Cap Intrinsic Value Fund
As of 7-31-11 (Unaudited)

(L) All or a portion of this security is on loan as of 7-31-11.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(V) The Fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the Fund.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 7-31-11.

† At 7-31-11, the aggregate cost of investment securities for federal income tax purposes was $459,229,275. Net unrealized appreciation aggregated $6,893,411, of which $47,729,869 related to appreciated investment securities and $40,836,458 related to depreciated investment securities.

The portfolio had the following country concentration as a percentage of total net assets on 7-31-11:

United States	78%
Canada	10%
Bermuda	6%
China	4%
Short-term Investments and other	2%

4

Small Cap Intrinsic Value Fund
As of 7-31-11 (Unaudited)

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of July 31, 2011, by major security category or type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	07/31/11	Price	Inputs	Inputs

Common Stocks
Consumer Discretionary	$112,636,996	$112,636,996	—	—
Consumer Staples	21,274,340	21,274,340	—	—
Energy	75,219,748	75,219,748	—	—
Financials	73,336,315	60,011,315	$13,325,000	—
Health Care	7,780,300	7,780,300	—	—
Industrials	48,610,618	48,610,618	—	—
Information Technology	69,542,102	69,542,102	—	—
Materials	37,378,000	37,378,000	—	—
Utilities	3,569,900	3,569,900	—	—
Purchased Options	771,250	771,250	—	—
Warrants	326,094	—	326,094	—
Securities Lending Collateral	11,202,023	11,202,023	—	—
Short-Term Investments	4,475,000	—	4,475,000	—
Total Investments in Securities	$466,122,686	$447,996,592	$18,126,094	—

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the period ended July 31, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Options. There are two types of options, a put option and a call option. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the

5

Small Cap Intrinsic Value Fund
As of 7-31-11 (Unaudited)

Fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values.

Options listed on an exchange are valued at their closing price. If no closing price is available, then they are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. When the Fund purchases an option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the Fund realizes a loss equal to the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost.

During the period ended July 31, 2011, the Fund used purchased options to manage against anticipated changes in securities. During the period ended July 31, 2011, the Fund held purchased options with market values ranging from $0.7 million to $2.2 million, as measured at each quarter end.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at July 31, 2011 by risk category:

			Liability
	Financial Instruments	Asset Derivatives	Derivatives
Risk	Location	Fair Value	Fair Value

Equity Contracts	Purchased Options*	$771,250	-

*Purchased options are included in the Portfolio of Investments.

Transactions in securities of affiliated issuers. Affiliated issuers, as defined by the 1940 Act, are those in which Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the period ended July 31, 2011, is set forth below:

		Beginning	Ending
		share	share	Realized gain	Dividend
Affiliate		amount	amount	(loss)	income	Ending value

CrowdGather, Inc.
Bought: 3,950,000	Sold: 0	-	3,950,000	-	-	$ 2,172,500
CrowdGather, Inc. (Warrants)
Bought: 1,875,000	Sold: 0	-	1,875,000	-	-	$ 157,573
E-Commerce China Dangdang, Inc. , ADR
Bought: 1,220,000	Sold: 100,000	-	1,120,000	$254,287	-	$ 12,656,000
Snap Interactive, Inc.
Bought: 139,163	Sold: 0	-	139,163	-	-	$ 150,296
Snap Interactive, Inc., Foreign Shares
Bought: 2,000,000	Sold: 0	-	2,000,000	-	-	$ 2,160,000
Snap Interactive, Inc. (Warrants)
Bought: 1,000,000	Sold: 0	-	1,000,000	-	-	$ 168,521
TMS International Corp.
Bought: 781,143	Sold: 0	-	781,143	-	-	$ 9,670,550

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Small Cap Intrinsic Value Fund.

640Q3 7/11
9/11

John Hancock
MUTUAL FUNDS

John Hancock Global Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2011

Global Opportunities Fund
As of 7-31-11 (Unaudited)

	Shares	Value

Common Stocks 100.71%	$1,255,078,481

(Cost $1,246,458,684)

Brazil 20.70%		257,971,946

All America Latina Logistica SA	3,027,089	21,861,171
BHG SA - Brazil Hospitality Group (I)(V)	2,914,569	38,169,324
GP Investments, Ltd. (I)	4,267,082	13,344,519
HRT Participacoes em Petroleo SA (I)	1,493	1,392,061
LLX Logistica SA (I)	20,705,573	57,810,318
MPX Energia SA (I)	1,015,936	24,428,058
OGX Petroleo e Gas Participacoes SA (I)	12,119,496	100,966,495

Canada 16.26%		202,578,046

Africa Oil Corp. (I)	3,362,708	5,173,668
Avalon Rare Metals, Inc. (I)	2,936,409	16,227,159
Fortune Minerals, Ltd. (I) (V)	8,551,064	12,529,687
Franco-Nevada Corp.	628,646	26,285,423
Ivanhoe Energy, Inc. (I)(V)	20,337,074	34,482,244
Karnalyte Resources, Inc. (I) (V)	2,319,557	31,196,093
PetroBakken Energy, Ltd., Class A	725,187	10,671,547
Progress Energy Resources Corp.	4,364,308	63,309,759
San Gold Corp. (I)	498,543	1,565,366
Silver Standard Resources, Inc. (I)	41,500	1,137,100

China 0.01%		149,118

Renren, Inc., ADR (I)	13,769	149,118

France 5.53%		68,851,547

EDF SA	1,335,219	50,681,666
Saft Groupe SA	559,672	18,169,881

Hong Kong 0.19%		2,299,016

Natural Beauty Bio-Technology, Ltd.	10,535,785	2,299,016

India 17.52%		218,374,179

Adani Power, Ltd. (I)	7,258,727	16,521,692
Colgate-Palmolive India, Ltd.	1,090,266	24,044,458
Indiabulls Power, Ltd. (I)	6,132,824	2,365,470
Nestle India, Ltd.	52,630	5,184,816
Pantaloon Retail India, Ltd.	792,428	6,689,562
Procter & Gamble Hygiene & Health Care, Ltd.	166,026	7,326,642
Reliance Capital, Ltd.	5,752,805	74,899,835
Reliance Infrastructure, Ltd. (I)	5,842,768	71,482,735
Sun Pharmaceutical Industries, Ltd.	840,415	9,858,969

Italy 1.76%		21,885,810

Mediaset SpA	5,115,020	21,885,810

Japan 6.72%		83,778,371

Amada Company, Ltd.	1,730,036	13,443,563
Chiyoda Corp.	3,248,015	41,545,240
Mazda Motor Corp. (I)	6,893,945	19,046,761
NTN Corp.	1,612,392	9,742,807

South Africa 0.43%		5,360,960

Anglo Platinum, Ltd.	38,826	3,311,036
Impala Platinum Holdings, Ltd.	80,419	2,049,924

1

Global Opportunities Fund
As of 7-31-11 (Unaudited)

Spain 3.99%		$49,753,330

Abengoa SA (I)	1,769,872	49,753,330

Switzerland 3.65%		45,523,317

Credit Suisse Group AG (I)	1,264,441	45,523,317

Taiwan 0.10%		1,284,640

Hon Hai Precision Industry Company, Ltd.	450,150	1,284,640

United States 23.85%		297,268,201

Bank of America Corp.	6,125,067	59,474,401
Brazil Ethanol, Inc. (I) (S)	301,903	3,019
Ceva, Inc. (I)	262,369	7,928,791
Denbury Resources, Inc. (I)	1,815,308	35,071,751
Google, Inc., Class A (I)	21,923	13,234,696
JPMorgan Chase & Company	273,496	11,062,913
Live Nation Entertainment, Inc. (I)	5,276,870	58,573,257
Owens Corning, Inc. (I)	1,234,809	43,934,504
Rex Energy Corp. (I)	799,879	8,854,661
Warren Resources, Inc. (I)(V)	7,992,084	32,527,782
Wells Fargo & Company	952,127	26,602,426

Rights 0.01%		$143,758

(Cost $0)

Brazil 0.01%		143,758

MPX Energia SA (Strike Price: BRL 63.00) (I)	79,624	143,758

Warrants 0.02%		$201,713

(Cost $0)

Canada 0.02%		201,713

Fortune Minerals, Ltd. (Expiration Date 12-3-11; Strike Price: CAD 0.80) (I)	344,154	201,713

Preferred Securities 1.04%		$13,033,109

(Cost $13,228,879)

Brazil 1.04%		13,033,109

MMX Mineracao E Metalicos SA (I)	7,486,073	13,033,109

Total investments (Cost $1,259,687,563)† 101.78%		$1,268,457,061

Other assets and liabilities, net (1.78%)		($22,236,224)

Total net assets 100.00%	$1,246,220,837

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

BRL Brazilian Real

CAD Canadian Dollar

(I) Non-income producing security.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(V) The Fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the Fund. For more information on this security refer to the notes to the schedule of investments.

2

Global Opportunities Fund
As of 7-31-11 (Unaudited)

† At 7-31-11, the aggregate cost of investment securities for federal income tax purposes was $1,300,670,372. Net unrealized depreciation aggregated $32,213,311, of which $93,071,289 related to appreciated investment securities and $125,284,600 related to depreciated investment securities.

The portfolio had the following sector composition as a percentage of total net assets on 7-31-11:

Energy	23%
Financials	21%
Industrials	20%
Utilities	13%
Materials	9%
Consumer Discretionary	8%
Consumer Staples	3%
Information Technology	2%
Health Care	1%

3

Global Opportunities Fund
As of 7-31-11 (Unaudited)

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of July 31, 2011 by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	07/31/11	Price	Inputs	Inputs

Common Stocks
Brazil	$257,971,946	$257,971,946	—	—
Canada	202,578,046	202,578,046	—	—
China	149,118	149,118	—	—
France	68,851,547	—	$68,851,547	—
Hong Kong	2,299,016	—	2,299,016	—
India	218,374,179	—	218,374,179	—
Italy	21,885,810	—	21,885,810	—
Japan	83,778,371	—	83,778,371	—
South Africa	5,360,960	—	5,360,960	—
Spain	49,753,330	—	49,753,330	—
Switzerland	45,523,317	—	45,523,317	—
Taiwan	1,284,640	—	1,284,640	—
United States	297,268,201	297,265,182	—	$3,019
Rights	143,758	—	143,758	—
Warrants	201,713	201,713	—	—
Preferred Securities
Brazil	13,033,109	13,033,109	—	—

Total Investments in Securities	$1,268,457,061	$771,199,114	$497,254,928	$3,019
Other Financial Instruments
Forward Foreign Currency Contracts	($9,297,882)	—	($9,297,882)	—

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the period ended July 31, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

4

Global Opportunities Fund
As of 7-31-11 (Unaudited)

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the period ended July 31, 2011, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. The following table summarizes the contracts held at July 31, 2011. During the period ended July 31, 2011, the Fund held forward foreign currency contracts with USD absolute values ranging from $102.3 million to $452.1 million, as measured at each quarter end.

		Principal
	Principal	Amount
	Amount	Covered by			Unrealized
	Covered by	Contract		Settlement	Appreciation
Currency	Contract	(USD)	Counterparty	Date	(Depreciation)

Buys
Canadian
Dollar	62,140,600	$62,800,000	UBS AG	9/28/2011	$2,159,398
Japanese Yen	1,173,767,000	14,600,000	UBS AG	9/28/2011	658,024

		$77,400,000			$2,817,422

Sells
Canadian
Dollar	274,418,535	$278,891,962	Bank of Montreal	9/28/2011	($7,974,640)
Japanese Yen	7,694,486,000	95,881,445	Royal Bank of Canada	9/28/2011	(4,140,664)

		$374,773,407			($12,115,304)

5

Global Opportunities Fund
As of 7-31-11 (Unaudited)

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at July 31, 2011 by risk category:

	Financial Instruments	Asset Derivatives Fair	Liability Derivatives
Risk	Location	Value	Fair Value

Foreign exchange	Forward foreign currency
contracts	contracts	$2,817,422	($12,115,304)

		$2,817,422	($12,115,304)

Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the period ended July 31, 2011, is set forth below:

	Beginning	Ending
	share	share	Realized gain	Dividend	Ending
Affiliate	amount	amount	(loss)	income	value

BHG SA - Brazil Hospitality Group
Bought: 952,311 Sold: None	1,962,258	2,914,569	-	-	$38,169,324
Fortune Minerals, Ltd.
Bought: None Sold: None	8,551,064	8,551,064	-	-	$12,529,687
Ivanhoe Energy, Inc.
Bought: 20,525,074 Sold: 188,000	-	20,337,074	($215,523)	-	$34,482,244
Karnalyte Resources, Inc.
Bought: 2,319,557 Sold: None	-	2,319,557	-	-	$31,196,093
Warren Resources, Inc.
Bought: 108,600 Sold: None	7,883,484	7,992,084	-	-	$32,527,782

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Global Opportunities Fund.

690Q3 7/11
9/11

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By: /s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: September 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: September 20, 2011

By: /s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: September 20, 2011